CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (parenthetical) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	€ (31)	€ 21	€ (13)	€ (15)